REVENUE AND SEGMENTED INFORMATION (Details)	13 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2020 CAD ($)
Statement [Line Items]
Non-current Assets	$ 99,535			$ 0
Europe [Member]
Statement [Line Items]
Sponsorship	0
Winning/player Buyout/other	0
Total Team Revenue	0
Cost Of Sales	0
Gross Profit	0
Influencer/on Screen Talent Representation		$ 5,707,071	$ 488,774
Digital Media And Marketing	0
Total Agency Revenue	5,707,071		488,774
Gross Profita		1,322,813	157,546
Non-current Assets	1,236,690		4,621,095
USA [Member]
Statement [Line Items]
Sponsorship	1,482,499
Winning/player Buyout/other	1,258,047
Total Team Revenue	2,740,546
Cost Of Sales	2,647,056
Gross Profit	93,490
Influencer/on Screen Talent Representation		0	0
Digital Media And Marketing	4,975,238
Total Agency Revenue	4,975,238
Non-current Assets	16,267,137		0
Canada [Member]
Statement [Line Items]
Sponsorship	0
Winning/player Buyout/other	0
Total Team Revenue	0
Cost Of Sales	0
Gross Profit	0
Influencer/on Screen Talent Representation		0	0
Digital Media And Marketing	0
Total Agency Revenue	0		0
Non-current Assets	340,444		338,606
Mexico [Member]
Statement [Line Items]
Sponsorship	0
Winning/player Buyout/other	265,034
Total Team Revenue	265,034
Cost Of Sales	241,701
Gross Profit	23,333
Influencer/on Screen Talent Representation	0		0
Digital Media And Marketing	0
Total Agency Revenue	0		0
Gross Profita	0		0
Non-current Assets	36,900
Total [Member]
Statement [Line Items]
Sponsorship	1,482,499
Winning/player Buyout/other	1,523,081
Total Team Revenue	3,005,580
Cost Of Sales	2,888,757
Gross Profit	116,823
Influencer/on Screen Talent Representation		$ 5,707,071	488,774
Digital Media And Marketing	4,975,238		488,774
Total Agency Revenue	10,682,309
Non-current Assets	$ 17,881,171		$ 4,959,701